[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Select Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

SELECT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Select seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of large companies that they believe will increase in value over time.

    The fund managers use a growth investment strategy developed by American
    Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
    Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Select essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options.
    "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Select's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Select's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Select may invest in securities of foreign companies.
       Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
       United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Select is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Select                                        American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Select's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns(1)

             1999       1998     1997     1996     1995      1994     1993     1992     1991     1990
Select      22.23%     35.65%   32.19%   19.22%   22.67%    -8.04%   14.67%   -4.45%   31.58%   -0.41%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Select's year-to-date return was 1.23%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Select                    22.30% (4Q 1998)        -13.12% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                           1 YEAR       5 YEARS     10 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

        Select             16.93%        21.56%       16.50%         17.45%
        S&P 500 Index      13.28%        21.69%       19.44%         13.54%

        (1) Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                               1.00%
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(1)
         Total Annual Fund Operating Expenses         1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year         3 years         5 years         10 years
             $102            $318            $551            $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Select team:

    JERRY SULLIVAN, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in February
    2000. Before joining

Select                                                          Fund Profile

    American Century, he was a Portfolio Manager with the Franklin Templeton
    Group from March 1998 to October 1999 and with Sun America in New York from
    February 1996 to March 1998. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

    KEN H. CRAWFORD, Portfolio Manager, has been a member of the team that manages Select since June 1999. He joined American Century in June 1995 as an Investment Analyst and was promoted to Portfolio Manager in June 1999.
    From June 1995 to December 1997 he served as an Investment Analyst on the
    Select team and from December 1997 to June 1999 on the Growth team. Before joining American Century, he was an Investment Analyst for Texas Commerce
    Bank. He has a bachelor's degree in economics and a master's degree in finance from the University of Wisconsin.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Select for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Select pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-22199   0010   American Century Investment Services, Inc., Distributor

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Growth Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Growth seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for large company stocks that they believe will increase in value over time. They use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep Growth essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Growth may invest in securities of foreign companies.
       Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
       United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Growth is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Growth                                        American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Growth's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns(1)

           1999     1998     1997     1996     1995      1994     1993     1992     1991     1990
Growth    34.68%   36.77%   29.28%   15.01%   20.35%    -1.49%    3.76%   -4.29%   69.02%   -3.85%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Growth's year-to-date return was 2.45%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Growth                    28.45% (1Q 1991)        -19.44% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included for performance comparisons.

                           1 YEAR       5 YEARS      10 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

       Growth              26.64%       20.79%        19.61%          19.12%
       Russell 1000
          Growth Index     23.43%       25.07%        21.44%          N/A(2)
       S&P 500 Index       13.28%       21.69%        19.44%          13.54%

        (1) Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

        (2) Benchmark began January 1, 1979.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                  1.00%
               Distribution and Service (12b-1) Fees           None
               Other Expenses                                  0.00%(1)
               Total Annual Fund Operating Expenses            1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years       5 years       10 years
              $102          $318          $551          $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Growth team:

    C. KIM GOODWIN, Co-Chief Investment Officer - U.S. growth equities, Senior
    Vice President and Senior Portfolio Manager, has been a member of the team that manages

Growth                                                         Fund Profile

    Growth since joining American Century in October 1997. Before joining
    American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and
    Portfolio Manager at Prudential Investments from February 1993 to April
    1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

    GREGORY J. WOODHAMS, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in
    September 1997 as an Investment Analyst. He was promoted to Portfolio
    Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce
    Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Growth pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
 EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-22200   0010   American Century Investment Services, Inc., Distributor

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Heritage Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

HERITAGE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Heritage seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too.

    The fund managers use a growth investment strategy developed by American
    Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
    Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Heritage essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options.
    "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Heritage's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Heritage's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides significant appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  Although the fund can purchase securities of any size company, the fund managers will tend to invest in medium- and smaller-sized companies with smaller share trading volume.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Heritage may invest in securities of foreign companies.
       Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
       United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Heritage is intended for investors who seek long-term capital growth through an aggressive equity fund

Heritage                                           American Century Investments

    and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Heritage's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns(1)

                1999     1998     1997     1996     1995      1994     1993     1992     1991     1990
Heritage       51.28%   -0.15%   19.35%   15.31%   26.66%    -6.32%   20.43%   10.13%   35.98%   -9.16%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Heritage's year-to-date return was 29.67%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Heritage                  40.37% (4Q 1999)        -21.16% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P MidCap 400, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons because it is viewed as a proxy for the mid-cap market. The companies comprising the index are, on average, larger than the companies in which the fund invests. As a result, differences in performance can be expected.

                           1 YEAR        5 YEARS      10 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

        Heritage           82.02%        21.03%        19.66%          18.60%
        S&P MidCap 400     43.22%        21.71%        21.75%          19.63%(2)

        (1) The inception date for Heritage is November 10, 1987.

        (2) Since October 31, 1987, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century funds
    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                  1.00%
               Distribution and Service (12b-1) Fees           None
               Other Expenses                                  0.00%(1)
               Total Annual Fund Operating Expenses            1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years        5 years       10 years
              $102         $318           $551          $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Heritage team:

    LINDA K. PETERSON, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American
    Century in 1986. She served as an Investment Analyst for American Century's

Heritage                                                           Fund Profile

    growth-oriented equity funds, including Heritage, from April 1994 until
    February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri - Kansas City.
    She is a Chartered Financial Analyst.

    KURT STALZER, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000.
    Before joining American Century, he was a Portfolio Manager for Scudder
    Kemper Investments from January 1997 to October 1999 and for Munder Capital
    Management from January 1994 to December 1996. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Heritage for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Heritage pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-22201   0010   American Century Investment Services, Inc., Distributor

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Ultra(reg.sm) Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

ULTRA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Ultra seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of medium to large companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep Ultra essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Ultra's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Ultra's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Ultra may invest in securities of foreign companies.
       Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
       United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Ultra is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Ultra                                         American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Ultra's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns(1)

           1999      1998     1997     1996     1995      1994     1993     1992     1991     1990
Ultra     41.46%    34.55%   23.13%   13.85%   37.68%    -3.62%   21.81%    1.27%   86.45%    9.36%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Ultra's year-to-date return was -3.63%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Ultra                     40.75% (1Q 1991)        -16.16% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                          1 YEAR      5 YEARS      10 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

        Ultra             27.30%       20.52%       24.87%         18.85%
        S&P 500 Index     13.28%       21.69%       19.44%         17.56%(2)

        (1) The inception date for Ultra is November 2, 1981.

        (2) Since October 31, 1981, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund. The investment manager has proposed, and the
    Board of Directors accepted, a reduced fee for the management services provided to the fund effective August 1, 2000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                    0.98%(1)
         Distribution and Service (12b-1) Fees             None
         Other Expenses                                    0.00%(2)
         Total Annual Fund Operating Expenses              0.98%

        (1) Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year             3 years           5 years           10 years
              $100               $311              $540              $1,196

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Ultra team:

    JAMES E. STOWERS III, Co-Chairman, Co-Chief Investment Officer - U.S. growth equities and Portfolio Manager, joined American Century as a Portfolio
    Manager of Ultra and other

Ultra                                                               Fund Profile

    American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.

    JOHN R. SYKORA, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined
    American Century in May 1994 as an Investment Analyst and was promoted to
    Portfolio Manager in August 1997. He has a bachelor's degree in accounting and finance from Creighton University and an MBA in finance from Michigan
    State University. He is a Chartered Financial Analyst.

    BRUCE A. WIMBERLY, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American
    Century in September 1994 as an Investment Analyst. He has a bachelor of arts from Middlebury College and an MBA in finance from the Kellogg Graduate
    School of Management, Northwestern University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Ultra for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Ultra pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

    ULTRA is a registered service mark of American Century Services Corporation.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-22202   0010   American Century Investment Services, Inc., Distributor

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Tax-Managed Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

TAX-MANAGED VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Tax-Managed Value seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a value investment strategy to look for stocks of medium to large companies the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

    To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may sometimes be inconsistent with the fund's objective of long-term capital growth.

    *  The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

    *  The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company's shares to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

    *  The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gain distributions to the fund's shareholders.

    *  When appropriate, the fund managers may seek to minimize taxable dividend income by investing in stocks with lower dividend yields.

    While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine the tax impact of the sale is outweighed by other factors. Such other factors may include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by shareholders could make it necessary for the fund to sell securities, potentially resulting in capital gains. Under certain circumstances, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the fund in lieu of cash, at the fund managers' discretion.

    Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a
    2.0% redemption fee to shares held for less than one year. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  The value of Tax-Managed Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may decline, even if stock prices generally are increasing.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Tax-Managed Value                             American Century Investments

    *  While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders on at least an annual basis. Distributions may be taxable as ordinary income, capital gains or a combination of the two.

    In summary, Tax-Managed Value is intended for investors who seek long-term capital growth on an after-tax basis and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares

    THE FUND CHARGES A REDEMPTION/EXCHANGE FEE OF 2.0% OF THE VALUE OF THE
    SHARES SOLD WITHIN ONE YEAR OF THEIR PURCHASE.

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

         Redemption/Exchange Fee
         (as a percentage of amount redeemed/exchanged)

            Shares held less than one year(1)              2.0%
            Shares held for one year or more               None

        (1) The fees withheld from redemption proceeds are paid to the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                    1.10%(1)
         Distribution and Service (12b-1) Fees             None
         Other Expenses                                    0.00%(2)
         Total Annual Fund Operating Expenses              1.10%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                            1 year                  3 years
                             $320                    $349

             You would pay the following expenses if you did not redeem or exchange your shares at the end of the periods shown below:

                            1 year                  3 years
                             $112                    $349

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Tax-Managed Value team:

    MARK MALLON, Chief Investment Officer - Value and Quantitative Equities and
    Senior Vice President, has been a member of the team that manages
    Tax-Managed Value since its inception in March 1999. He joined American
    Century in April 1997. From August 1978 until he joined American Century,
    Mr. Mallon was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment
    Counseling and Executive Vice President of Federated Research Corporation
    since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

Tax-Managed Value                                              Fund Profile

    CHARLES RITTER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Tax-Managed Value since its inception in
    March 1999. He joined American Century in December 1998. Before joining
    American Century, Mr. Ritter spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie
    Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Managed Value for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

    IF YOU SELL YOUR SHARES OF TAX-MANAGED VALUE WITHIN ONE YEAR OF THEIR
    PURCHASE, YOU WILL PAY A REDEMPTION/EXCHANGE FEE OF 2.0% OF THE VALUE OF THE
    SHARES SOLD.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Tax-Managed Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-22203   0010   American Century Investment Services, Inc., Distributor

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Veedot(reg.sm) Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

VEEDOT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Veedot seeks long-term capital growth.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

    These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements.

    The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price
    (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase. Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers'
    discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

    Additional information about Veedot's investments is available in its semiannual report. In this report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or  more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

    *  The value of the fund's shares depends on the value of
       the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or
       less at any given time than the price you paid for them.  As a result, it is possible to lose money by investing  in the fund.

    *  The fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were  diversified.
       Although the fund managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

    *  Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund

Veedot                                             American Century Investments

       could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    *  Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style  embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using  different investment styles.

    In summary, Veedot is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century
    *  to reinvest dividends in additional shares

    THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE  OF THE SHARES SOLD
    WITHIN FIVE YEARS OF THEIR PURCHASE. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund Otherwise, there are no fees or charges to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

         Redemption/Exchange Fee                             2.0%(1)
         (as a percentage of amount redeemed/exchanged)

         (1) Applies only to shares held for less than five years

     ANNUAL OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee(1)                             1.50%
         Distribution and Service (12b-1) Fees         None
         Other Expenses(2)                             0.00%
         Total Annual Fund Operating Expenses          1.50%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you. . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                             1 year                 3 years
                              $359                   $693

             You would pay the following expenses if you did not redeem your shares:

                             1 year                 3 years
                              $152                   $472

             Of course, actual costs may be higher or lower. Use this example to compare costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Veedot team:

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, has
    been a member of the team that manages the fund since its inception in
    November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in

Fund Profile                                                            Veedot

    1981. He has a bachelor's degree in finance from Arizona State University.

    JOHN SMALL JR., Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994, he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American
    Century in May 1991. He has more than 20 years experience with the U.S. Air
    Force. He has a bachelor's degree from Rockford College and a master's degree in laser optics physics from the Air Force Institute of Technology.
    He also has an MBA from Baker University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to  fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Veedot for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

    If you sell shares of Veedot within five years of their  purchase, you will pay a redemption fee of 2.0% of the  value of the shares sold.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Veedot pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed  at different rates depending on the length of time the fund held the securities that were sold. Distributions are  reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  Telephone transactions
    *  Wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to
    American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-22196   0010   American Century Investment Services, Inc., Distributor

[front cover]

[photos of woman sitting on bench planning and hand holding pencil on paper]

American Century

Fund Profile

Vista Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000

Investor Class

[american century logo (reg. sm) and text logo)
American
Century

VISTA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Vista seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger  companies, too. The fund managers use a growth investment strategy developed by American Century that looks  for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Vista essentially fully invested in stocks regardless of the movement of stock prices  generally. When the fund managers believe that it is prudent, they also may invest assets in nonleveraged  futures and options.
    "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Vista's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    *  The value of Vista's shares depends on the value of the stocks and other securities it owns. The value of the  individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic  conditions, and investor confidence.

    *  The fund managers will buy a large amount of a
    company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility.
    This volatility can be greater than that of the average stock fund.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  Because Vista generally invests in smaller companies than our similarly managed Ultra and Growth funds, it may be more volatile, and subject to greater short-term risk, than those funds.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Vista may invest in  securities of foreign companies.
    Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and  economic structures, reduced availability of public  information, and lack of uniform financial reporting  and regulatory practices similar to those that apply in  the
    United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Vista                                             American Century Investments

    In summary, Vista is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Vista's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
               1999     1998     1997     1996     1995      1994       1993     1992     1991     1990
Vista         119.11%  -14.25%  -8.68%    7.56%   46.13%     4.68%      5.45%   -2.13%   73.69%  -15.73%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Vista's  year-to-date return was 20.85%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Vista                     72.22% (4Q 1999)        -29.82% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Russell 2500 Growth
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                       1 YEAR       5 YEARS      10 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

     Vista             108.12%       17.04%        20.82%         15.45%

     Russell 2500
       Growth Index     44.99%       17.51%        19.46%         N/A(2)

        (1) The inception date for the fund is November 25, 1983.

        (2) Benchmark began January 1, 1986.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                     1.00%

               Distribution and Service (12b-1) Fees              None

               Other Expenses                                     0.00%(1)

               Total Annual Fund Operating Expenses               1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                  1 year          3 years        5 years          10 years

                  $102             $318           $551             $1,219

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR  AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Vista team:

Vista                                                            Fund Profile

    GLENN A. FOGLE, Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American
    Century in September 1990 as an Investment Analyst. He has a bachelor of business administration (management) and an MBA from Texas Christian
    University. He is a Chartered Financial Analyst.

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, has been a member of the team that manages Vista since  joining American Century in November
    1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity  causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Vista for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Vista pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed  at different rates depending on the length of time the  fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement  plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-22214   0010   American Century Investment Services, Inc., Distributor

[front cover]

[photos of woman sitting on bench planning and hand holding pencil on paper]

American Century

Fund Profile

Balanced Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000

Investor Class

[american century logo (reg. sm) and text logo)
American
Century

BALANCED FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Balanced seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities and the remainder in bonds and other fixed-income securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States
    (measured by the value of their stock). These rankings are determined by using a computer model that combines  measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in  its earnings estimates.

    In the second step, the managers use a technique called  portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the ranking described earlier that they think will provide the  optimal balance between risk and expected return.
    The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

    The fixed-income portion of the fund's portfolio is invested  in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. The remaining portion may  be invested in securities rated in the fourth and fifth highest categories. Under normal market conditions, the weighted  average maturity for the fixed-income portfolio will be in the  three- to 10-year range.

    Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.  You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    *  The value of Balanced's shares depends on the value of
    the stocks, bonds and other securities it owns. The value  of the individual equity securities that the fund owns will go up and down depending on the performance of the  companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

    *  When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  Market performance tends to be cyclical and, in the
    various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be  bigger than, other funds using different investment styles.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Balanced                                      American Century Investments

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, Balanced may invest in securities of foreign companies and governments. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Balanced is intended for investors who want  an investment that combines the potential for long-term capital growth with the income produced from a portfolio  of intermediate-term fixed-income securities, and who are willing to accept the risks associated with the fund's  investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Balanced's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's  historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
               1999     1998     1997     1996     1995      1994       1993     1992     1991     1990
Balanced      10.10%   16.29%   16.93%   12.61%   21.37%    -1.07%      7.24%   -6.06%   46.86%    1.82%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Balanced's  year-to-date return was 1.90%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Balanced                  15.95% (4Q 1991)        -11.22% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index and the
    Lehman Aggregate Bond Index, unmanaged indices that reflect no operating costs, are blended as a benchmark for performance comparisons.

                                1 YEAR        5 YEARS         10 YEARS         LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

          Balanced               9.94%         11.91%          12.76%              12.06%

          S&P 500               13.28%         21.69%          19.44%            17.65%(3)

          Lehman Aggregate
            Bond Index           6.99%          6.47%           8.05%             8.16%(3)

          Blended Index(2)      10.77%         15.60%          14.88%            13.86%(3)

        (1) The inception date for Balanced is October 20, 1988.

        (2) The blended index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the blended index consists of the performance of the S&P 500 Index, which represents the equity portion of the fund, and 40% of the blended index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.

        (3) Since October 31, 1988, the date closest to the fund's inception for which data  are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund. The investment manager has proposed, and the
    Board of Directors accepted, a reduced fee for the management services provided to the fund effective August 1, 2000.

Balanced                                                       Fund Profile

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                         0.90%(1)

               Distribution and Service (12b-1) Fees                  None

               Other Expenses                                         0.00%(2)

               Total Annual Fund Operating Expenses                   0.90%

        (1) Based on expenses incurred during the fund's most recent fiscal year had the reduced fee been in effect. The fund has a stepped fee schedule.
        As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                  1 year          3 years        5 years          10 years

                   $92             $286           $497             $1,104

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Balanced team:

    JOHN SCHNIEDWIND, Senior Vice President, Senior Portfolio Manager and Group
    Leader --Quantitative Equity, has  been a member of the team that manages
    Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue
    University and an MBA in finance from the University of California. He is a
    Chartered Financial Analyst.

    JEFFREY R. TYLER, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages Balanced since November 1998. He joined American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California -
    Santa Barbara and an MBA in finance and  economics from Northwestern
    University. He is a Chartered Financial Analyst.

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American
    Century as an Investment Analyst in November 1990 and was promoted to
    Portfolio Manager in 1994. He has a bachelor of arts from the University of
    Delaware and an MPA from Syracuse University. He is a Chartered Financial
    Analyst.

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages
    Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an
    Assistant Vice President and Analyst for First Interstate Bank, Los Angeles,
    California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from
    Creighton University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for  traditional and
    Roth IRAs). If your redemption activity  causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

Balanced                                          American Century Investments

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Balanced for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Balanced pays distributions of substantially all of its income quarterly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement  plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Balanced                                                       Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-22216    0010  American Century Investment Services, Inc., Distributor

[front cover]

[photos of woman sitting on bench planning and hand holding pencil on paper]

American Century

Fund Profile

High-Yield Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000

Investor Class

[american century logo (reg. sm) and text logo)
American
Century

HIGH-YIELD FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    High-Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers invest the fund's assets primarily in lower-rated debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities  of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund.

    Under normal market conditions, the fund managers  will maintain at least
    80% of the fund's total assets in  high-yielding corporate bonds and other debt instruments (including convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund managers buy securities that are below investment grade, including  so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

    Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal  market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100%  of its assets, in short-term money market instruments.

    The purple bar in the following chart shows the authorized credit quality range for the fund.

                     QUALITY
--------------------------------------------
     HIGH QUALITY
---------------------
                 A-1                    A-2        A-3
                 P-1                    P-2        P-3
               MIG-1                  MIG-2      MIG-3
                SP-1                   SP-2       SP-3
       AAA        AA          A         BBB         BB     B     CCC     CC     C     D
                                   ---HIGH YIELD ------------------------ [purple bar]
    --- INVESTMENT GRADE ---[dk. gray bar]---   --- NON-INVESTMENT GRADE ---[lt. gray bar]

    Additional information about High-Yield's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.  You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    *  The value of High-Yield's shares depends on the value of the securities it owns and the income they produce. When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may be more likely to cause an issuer of lower-quality bonds to default on its principal and interest obligations.

    *  The market for lower-quality securities is generally less liquid than the market for higher-quality securities.

    *  Adverse publicity and investor perceptions, as well as new or proposed laws, also may have a greater negative impact on the market for lower-quality securities.

    *  High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

High-Yield                                       American Century Investments

    In summary, High-Yield is intended for investors who seek current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of High-Yield's
    Investor Class shares for each full calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
               1999     1998
High-Yield     5.86%    -1.25%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, High-Yield's year-to-date return was -5.04%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    High-Yield                4.86% (1Q 1998)         -7.18% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The DLJ High Yield Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                          1 YEAR              LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

               High-Yield                 -1.80%                0.35%

               DLJ High Yield Index        1.47%                1.73%

        (1) The inception date for High-Yield is September 30, 1997.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management Fee                                 0.90%

           Distribution and Service (12b-1) Fees          None

           Other Expenses                                 0.00%(1)

           Total Annual Fund Operating Expenses           0.90%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                  1 year          3 years        5 years           10 years

                   $92             $286           $497              $1,104

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts acting together to manage its mutual funds. Identified below are the portfolio managers for the High-Yield team:

High-Yield                                                      Fund Profile

    NORMAN E. HOOPS, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages High-Yield since its inception. He joined American Century as Vice President and Portfolio Manager in November
    1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

    THERESA C. FENNELL, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. She joined American
    Century in June 1997. Prior to joining American Century, she was an
    Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc.
    She has a bachelor's degree in  economics from the University of Virginia.
    She is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity  causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in High-Yield for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    High-Yield pays distributions of substantially all of its income monthly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement  plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-22217   0010     American Century Investment Services, Inc., Distributor

[front cover]

[photos of woman sitting on bench planning and hand holding pencil on paper]

AMERICAN CENTURY

Fund Profile

Limited-Term Bond Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000

Investor Class

[american century logo (reg. sm) and text logo)
American
Century

LIMITED-TERM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Limited-Term Bond seeks income from investments in  corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund buys quality, short-term corporate bonds and other debt securities.
    Corporate bonds generally are  issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets  in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects  of falling bond prices. If interest rates are expected to fall,  the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

    The weighted average maturity of the fund is expected to be five years or less.

    Additional information about Limited-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.  You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    *  When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Bond than for funds that have shorter weighted average maturities, such as money market funds.

    *  The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Limited-Term Bond is intended for investors who seek a competitive level of income with limited price volatility.

    FUND PERFORMANCE

    The following bar chart shows the actual performance  of Limited-Term Bond's
    Investor Class shares for each full calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and  the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
                      1999     1998     1997     1996     1995
Limited-Term Bond     2.48%    6.30%    6.41%    4.42%   10.94%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Limited-Term Bond's year-to-date return was 4.73%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Limited-Term Bond         3.20% (2Q 1995)         0.20% (1Q 1996)

Limited-Term Bond                             American Century Investments

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Merrill Lynch 1- to
    5-Year Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.
    For current performance information, including yields, please call us or access our Web site.

                                          1 YEAR      5 YEARS   LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

          Limited-Term Bond                5.11%       5.39%       5.29%

          Merrill Lynch 1- to 5-Year
             Government/Corporate Index    6.06%       6.05%       5.98%

        (1) The inception date for Limited-Term Bond is March 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                     0.70%

               Distribution and Service (12b-1) Fees              None

               Other Expenses                                     0.00%(1)

               Total Annual Fund Operating Expenses               0.70%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                 1 year          3 years        5 years           10 years

                  $71             $224           $389               $868

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together  to manage its mutual funds. Identified below is the  portfolio manager who leads the team that manages Limited-Term Bond:

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages
    Limited-Term Bond since January 1999. He joined American Century in February
    1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los
    Angeles from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from
    Creighton University.

Limited-Term Bond                                              Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity  causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Bond for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Limited-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement  plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at  1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-22218   0010   American Century Investment Services, Inc., Distributor

[front cover]

[photos of woman sitting on bench planning and hand holding pencil on paper]

AMERICAN CENTURY

Fund Profile

Intermediate-Term Bond Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000

Investor Class

[american century logo (reg. sm) and text logo)
American
Century

INTERMEDIATE-TERM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Intermediate-Term Bond seeks a competitive level of  income from investments in corporate bonds and other  debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, short- to intermediate-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market  conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of  potentially increasing bond prices.

    The weighted average maturity of the fund is expected to be three to 10 years.

    Additional information about Intermediate-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    *  When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when  interest rates decline. This interest rate risk is higher for Intermediate-Term Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Intermediate-Term Bond is intended for investors who seek a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Intermediate-Term
    Bond's Investor Class shares for each full calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
                           1999     1998     1997     1996     1995
Intermediate-Term Bond    -0.63%    7.46%    8.20%    3.26%   15.12%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Intermediate-Term Bond's year-to-date return was 5.83%.

Intermediate-Term Bond                        American Century Investments

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Intermediate-Term Bond    4.77% (2Q 1995)         -1.38% (1Q 1996)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Lehman Intermediate
    Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                    1 YEAR        5 YEARS       LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

     Intermediate-Term Bond          5.74%         5.57%            5.65%

     Lehman Intermediate
       Government/Corporate Index    6.25%         6.08%            6.06%

        (1) The inception date for Intermediate-Term Bond is March 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                      0.75%

               Distribution and Service (12b-1) Fees               None

               Other Expenses                                      0.00%(1)

               Total Annual Fund Operating Expenses                0.75%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                 1 year          3 years        5 years          10 years

                  $76             $239           $416              $928

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the  portfolio manager who leads the team that manages Intermediate-Term Bond:

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since June 1995. He joined
    American Century  as an Investment Analyst in November 1990 and was
    promoted to Portfolio Manager in 1994. He has a bachelor  of arts from the
    University of Delaware and an MPA from Syracuse University. He is a
    Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity  causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

Intermediate-Term Bond                                         Fund Profile

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Bond for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement  plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-22219   0010   American Century Investment Services, Inc., Distributor

[front cover]

[photos of woman sitting on bench planning and hand holding pencil on paper]

American Century

Fund Profile

Bond Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 27, 2000

Investor Class

[american century logo (reg. sm) and text logo)
American
Century

BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Bond seeks a high level of income from investments in  corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund buys quality, intermediate- and longer-term  corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be  shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall,  the weighted average maturity will be increased to take  advantage of potentially increasing bond prices.

    Although there is no weighted average maturity requirement for this fund, it will invest primarily in intermediate- and long-term bonds. It is anticipated that under normal market conditions, the weighted average maturity will be between eight and 20 years.

    Additional information about Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    *  When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk is higher for Bond than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    *  The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Bond is intended for investors who seek  higher income than is generally provided by money  market or short- and intermediate-term securities and  who can accept the greater price volatility associated  with longer-term bonds.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Bond's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to  indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
         1999     1998     1997     1996     1995      1994       1993     1992     1991     1990
Bond    -2.07%    6.56%    8.75%    2.43%   20.28%    -4.49%     10.15%    5.60%   17.50%    6.04%

          (1) As of September 30, 2000, the end of the most recent calendar quarter, Bond's  year-to-date return was 5.32%.

Bond                                          American Century Investments

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Bond                      7.08% (2Q 1995)         -3.58% (1Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Lehman Aggregate Bond
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance  information, including yields, please call us or access our Web site.

                           1 YEAR      5 YEARS      10 YEARS    LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2000)

        Bond                5.10%       5.06%        7.43%           6.87%

        Lehman Aggregate
          Bond Index        6.99%       6.47%        8.05%        7.86%(2)

        (1) The inception date for the fund is March 2, 1987.

        (2) Since February 28, 1987, the date closest to the fund's inception for which data  are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                     0.80%

               Distribution and Service (12b-1) Fees              None

               Other Expenses                                     0.00%(1)

               Total Annual Fund Operating Expenses               0.80%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                  1 year          3 years        5 years          10 years

                   $82             $255           $443              $987

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Bond:

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Bond since January 1999. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio
    Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity  causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

Bond                                                              Fund Profile

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Bond pays distributions of substantially all of its income monthly.
    Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one  of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement  plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through  a financial intermediary, call a Service Representative  at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-22220   0010   American Century Investment Services, Inc., Distributor